Net Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Gross property, plant and equipment	$ 1,777,309,000	$ 1,744,356,000
Accumulated depreciation and amortization	(913,736,000)	(900,477,000)
Net property, plant and equipment	863,573,000	843,879,000
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	194,237,000	186,971,000
Land and improvements | Minimum
Property, plant and equipment
Useful Lives	0 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives	15 years
Buildings and improvements
Property, plant and equipment
Useful Lives	30 years
Gross property, plant and equipment	395,598,000	384,535,000
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	990,553,000	942,631,000
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives	3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives	20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	126,502,000	157,368,000
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives	3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives	18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives	5 years
Gross property, plant and equipment	30,102,000	29,972,000
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	$ 40,317,000	$ 42,879,000